Subsequent Events (Details Narrative) - USD ($)													1 Months Ended		9 Months Ended		12 Months Ended
	Oct. 24, 2024	Oct. 23, 2024	Oct. 23, 2024	Oct. 11, 2024	Oct. 10, 2024	Sep. 27, 2024	Jul. 26, 2024	May 01, 2024	Mar. 08, 2024	Feb. 05, 2024	Jan. 26, 2024	Jan. 19, 2024	Nov. 30, 2024	Nov. 06, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2024	Sep. 04, 2024	Jul. 10, 2024	Apr. 18, 2024	Mar. 01, 2024	Feb. 21, 2024
Subsequent Event [Line Items]
Common stock par value															$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Issuance of common stock in lieu of cash per settlement agreement , shares															125,847	718,574		718,574	10,974
Accrued Interest						$ 11,000									$ 813,000			$ 388,000	$ 146,000
Conversion of Stock, Shares Converted						184,810
Purchase price							$ 1.90														$ 1.14
Gross proceeds																$ 1,250,000		1,250,000	500,000
Proceeds from Related Party Debt															200,000				2,550,000
Principal amount						$ 200,000									4,800,000			2,500,000	5,265,000
Convertible note															3,000,000
Payments of financing costs															$ 1,052,000	$ 1,496,000		$ 2,156,000	$ 58,000
Convertible Note [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted						$ 2,000,000.0
Sales Agreement [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares																	656,599
Gross Proceeds																	$ 1,300,000
Settlement Agreement [Member]
Subsequent Event [Line Items]
Convertible note									$ 2,000,000.0
Convertible note, settlement									$ 1,500,000
Convertible notes bear semiannual interest									10.00%
Conversion rate									94.00%
Settlement Agreement [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares										20,000
Purchase price										$ 13.20															$ 13.20
Exercisable warrant years							3 years			5 years															5 years
Warrant or right, outstanding										40,000															40,000
2024 Purchase Agreement [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Interest rate											12.00%
Principal amount											$ 1,000,000.0
Maturity period description											In connection with the Convertible Note Loan, the Company issued a one-year convertible promissory note evidencing the aggregate principal amount of $1.0 million under the Loan, which accrues at a 12.0% simple interest rate per annum (the “2024 Convertible Note”).
Convertible note conversion description											The 2024 Convertible Note also provides the Investor a voluntary right to convert all, but not less than all, the Principal Amount and accrued interest into shares of the Company’s common stock at a conversion rate equal to a 10% discount to the 10-day VWAP as determined immediately before January 26, 2024. In addition, upon such voluntary conversion by the Investor, the Investor will be entitled to a warrant for 50% of the number of shares of the Company’s common stock issued upon the Note conversion at an exercise equal to 120% of the Conversion Price (the “2024 Note Warrant”). In the event the Company consummates a public offering prior to the maturity date of the 2024 Convertible Note, the 2024 Convertible Note and accrued interest will be subject to a mandatory conversion into the equity securities of the Company issued and sold to investors in such public offering, equal to the price per share of the equity security sold to other purchasers and subject to similar terms and conditions of such public offering, except that such equity securities received under a mandatory conversion will be restricted securities.
Convertible Promissory Note Purchase Agreement [Member]
Subsequent Event [Line Items]
Conversion rate									6.00%
Payments of financing costs									$ 8,000,000.0
Conversion price percentage									150.00%
Convertible Promissory Note Purchase Agreement [Member] | Non Affiliated Purchaser [Member]
Subsequent Event [Line Items]
Payments of financing costs									$ 2,000,000.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Accrued Interest														$ 118,000
Conversion of Stock, Shares Converted														1,679,045
Purchase price		$ 1.13	$ 1.13
Gross proceeds	$ 2,100,000
Proceeds from Related Party Debt												$ 200,000
Debt Instrument, Term												1 year
Interest rate												12.00%
Principal amount														$ 1,800,000
Subsequent Event [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares												893
Subsequent Event [Member] | Series F Common Warrants [Member]
Subsequent Event [Line Items]
Purchase price		$ 1.13	$ 1.13
Subsequent Event [Member] | Series A Common Warrants [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares													350,000
Subsequent Event [Member] | Series B Common Warrants [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares													445,000
Subsequent Event [Member] | Series B One Common Warrants [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares													250,000
Gross Proceeds													$ 2,000,000.0
Subsequent Event [Member] | Series C One Common Warrants [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares													250,000
Purchase price																				$ 1.52
Exercisable warrant years																				5 years
Subsequent Event [Member] | Convertible Note [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted														$ 2,000,000.0
Subsequent Event [Member] | 2022 Term Note [Member]
Subsequent Event [Line Items]
Interest rate																								16.00%
Principal amount																								$ 200,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series E Common Warrants [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares		2,050,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series F Common Warrants [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares		2,050,000
Subsequent Event [Member] | Placement Agency Agreement [Member]
Subsequent Event [Line Items]
Subsequent Event, Description			The Company agreed to pay the Placement Agent an aggregate cash fee of 8.0% of the gross proceeds from the sale of securities in the Transactions, a 1% management fee of the gross proceeds and reimburse certain out-of-pocket expenses. As additional compensation to the Placement Agent, in connection with the Transactions, the Company issued to the Placement Agent (or its designees) a warrant (the “Placement Agent Warrant”) to purchase an aggregate of 102,500 shares of Common Stock (the “Placement Agent Warrant Shares”), equal to 5% of the aggregate number of shares of Common Stock sold in the registered direct offering, at an exercise price per share equal to $1.25, which is equal to 125% of the offering price of the Shares. The Placement Agent Warrants are exercisable six (6) months from the date of issuance and expire on the five-year anniversary of Initial Exercise Date (as defined in the Placement Agent Warrant).
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Convertible note									2,000,000.0
Convertible note, settlement									$ 1,500,000
Convertible notes bear semiannual interest									10.00%
Conversion rate									94.00%
Subsequent Event [Member] | Settlement Agreement [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares										20,000
Purchase price										$ 13.20
Exercisable warrant years										5 years
Warrant or right, outstanding										40,000
Subsequent Event [Member] | 2024 Purchase Agreement [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Principal amount											$ 1,000,000.0
Maturity period description											In connection with the Convertible Note Loan, the Company issued a one-year convertible promissory note evidencing the aggregate principal amount of $1.0 million under the Loan, which accrues at a 12.0% simple interest rate per annum (the “2024 Convertible Note”)
Convertible note conversion description											The 2024 Convertible Note also provides the Investor a voluntary right to convert all, but not less than all, the Principal Amount and accrued interest into shares of the Company’s common stock at a conversion rate equal to a 10% discount to the 10-day VWAP as determined immediately before January 26, 2024. In addition, upon such voluntary conversion by the Investor, the Investor will be entitled to a warrant for 50% of the number of shares of the Company’s common stock issued upon the Note conversion at an exercise equal to 120% of the Conversion Price (the “2024 Note Warrant”). In the event the Company consummates a public offering prior to the maturity date of the 2024 Convertible Note, the 2024 Convertible Note and accrued interest will be subject to a mandatory conversion into the equity securities of the Company issued and sold to investors in such public offering, equal to the price per share of the equity security sold to other purchasers and subject to similar terms and conditions of such public offering, except that such equity securities received under a mandatory conversion will be restricted securities.
Subsequent Event [Member] | Convertible Promissory Note Purchase Agreement [Member]
Subsequent Event [Line Items]
Conversion rate									6.00%
Payments of financing costs									$ 8,000,000
Conversion price percentage									150.00%
Subsequent Event [Member] | Convertible Promissory Note Purchase Agreement [Member] | Non Affiliated Purchaser [Member]
Subsequent Event [Line Items]
Payments of financing costs									$ 2,000,000
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of common stock in lieu of cash per settlement agreement , shares							698,812	13,943										155
Purchase price							$ 1.431																$ 4.00
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity					$ 25.0
Shares issued price per share				$ 0.0001
Common stock par value				$ 5,100,000
Cash commission percentage				3.00%
Disbursements counsel				$ 50,000
Legal fees				$ 7,500
Common Stock [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares issued price per share		$ 0.0001	$ 0.0001
Issuance of common stock in lieu of cash per settlement agreement , shares		2,050,000
Purchase price		$ 1.00	$ 1.00